Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
Future minimum lease payments as of March 31, 2022 are as follows (in thousands):

Year	Amount
Remainder of 2022	$1,709
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total lease payments	21,780
Less: imputed interest	(4,149)
Operating lease liability	$17,631

Schedule of Weighted Average Lease Term/Discount and Supplemental Cash Flow Information Related to Leases
The weighted-average remaining lease term and discount rate as of March 31, 2022 are as follows:

Weighted average remaining lease term (in years)	8.5
Weighted average discount rate	5%

Supplemental cash flow information related to the lease for the three months ended March 31, 2022 are as follows (in thousands):

Amount
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases included in operating activities	$562

Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

Year	Amount
2022	$2,271
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total	$22,342
Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

Year	Amount
2022	$2,271
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total	$22,342